Schedule of Investments (unaudited)
February 28, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 15.9%
AeroVironment, Inc.(a)(b)	118,842	$ 29,977,894
ATI, Inc.(a)	266,044	43,522,138
Axon Enterprise, Inc.(a)(b)	319,331	173,205,135
BWX Technologies, Inc.	571,530	117,723,749
HEICO Corp.(b)	653,487	208,762,957
Howmet Aerospace, Inc.	1,128,543	296,276,394
Karman Holdings, Inc.(a)(b)	423,501	37,314,673
Kratos Defense & Security Solutions, Inc.(a)	381,605	32,886,719
		939,669,659
Biotechnology — 2.3%
Natera, Inc.(a)	648,166	134,844,455
Capital Markets — 2.6%
Bullish(a)(b)	665,730	20,897,265
Galaxy Digital, Inc., Class A(a)(b)	1,083,574	22,310,789
Robinhood Markets, Inc., Class A(a)	1,459,858	110,730,229
		153,938,283
Communications Equipment — 3.3%
Lumentum Holdings, Inc.(a)(b)	280,241	196,423,719
Construction & Engineering — 3.9%
Comfort Systems U.S.A., Inc.	59,046	84,398,581
Quanta Services, Inc.(b)	264,623	149,003,919
		233,402,500
Consumer Staples Distribution & Retail — 1.2%
Casey’s General Stores, Inc.	101,691	69,718,333
Electrical Equipment — 3.7%
Forgent Power Solutions, Inc.(a)(b)	670,951	23,074,005
Vertiv Holdings Co., Class A	757,760	193,145,446
		216,219,451
Electronic Equipment, Instruments & Components — 3.9%
Corning, Inc.	1,073,913	161,495,037
Fabrinet(a)(b)	122,354	66,760,013
		228,255,050
Entertainment — 5.7%
ROBLOX Corp., Class A(a)	1,291,657	88,685,170
Take-Two Interactive Software, Inc.(a)	727,850	153,925,718
TKO Group Holdings, Inc., Class A	411,128	92,039,225
		334,650,113
Financial Services — 2.7%
Affirm Holdings, Inc., Class A(a)	2,549,993	119,798,671
Rocket Cos., Inc., Class A	2,277,001	41,418,648
		161,217,319
Health Care Equipment & Supplies — 7.8%
Dexcom, Inc.(a)	2,892,286	212,380,561
IDEXX Laboratories, Inc.(a)(b)	308,714	202,741,745
Medline, Inc., Class A(a)	1,008,013	47,890,698
		463,013,004
Health Care Providers & Services — 5.3%
Cencora, Inc.	841,009	312,973,089
Hotels, Restaurants & Leisure — 15.1%
Dutch Bros, Inc., Class A(a)	1,472,592	78,945,657
Hilton Worldwide Holdings, Inc.	453,127	141,275,936
Norwegian Cruise Line Holdings Ltd.(a)	2,759,599	68,410,459
Planet Fitness, Inc., Class A(a)	1,418,324	116,515,317
Royal Caribbean Cruises Ltd.	783,435	243,616,948
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Viking Holdings Ltd.(a)	866,709	$ 67,620,636
Wingstop, Inc.	396,070	102,784,126
Wynn Resorts Ltd.	656,870	71,066,765
		890,235,844
IT Services — 5.0%
MongoDB, Inc., Class A(a)	345,702	113,552,736
Snowflake, Inc., Class A(a)(b)	1,064,047	179,196,155
		292,748,891
Life Sciences Tools & Services — 1.5%
Repligen Corp.(a)(b)	710,699	91,488,282
Oil, Gas & Consumable Fuels — 4.4%
EQT Corp.	2,086,456	128,150,128
Texas Pacific Land Corp.	247,059	129,530,563
		257,680,691
Professional Services — 0.8%
Planet Labs PBC, Class A(a)	2,013,436	48,604,345
Semiconductors & Semiconductor Equipment — 7.3%
Monolithic Power Systems, Inc.	150,999	172,552,597
Teradyne, Inc.	419,472	134,243,624
Tower Semiconductor Ltd.(a)	1,007,299	125,781,426
		432,577,647
Software — 2.5%
Datadog, Inc., Class A(a)(b)	759,620	85,047,055
Zscaler, Inc.(a)(b)	415,424	61,063,174
		146,110,229
Specialty Retail — 3.2%
Carvana Co., Class A(a)(b)	451,603	150,907,659
Wayfair, Inc., Class A(a)	536,789	40,973,104
		191,880,763
Textiles, Apparel & Luxury Goods — 1.0%
Ralph Lauren Corp., Class A	156,579	56,775,545
Trading Companies & Distributors — 0.5%
WESCO International, Inc.	111,325	32,228,587
Total Long-Term Investments — 99.6% (Cost: $4,610,520,703)		5,884,655,799
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	175,731,503	175,819,369
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(c)(d)	33,707,836	33,707,836
Total Short-Term Securities — 3.6% (Cost: $209,521,510)		209,527,205
Total Investments — 103.2% (Cost: $4,820,042,213)		6,094,183,004
Liabilities in Excess of Other Assets — (3.2)%		(186,582,329)
Net Assets — 100.0%		$ 5,907,600,675

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Mid-Cap Growth Equity Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 351,344,459	$ —	$ (175,538,096)(a)	$ 35,610	$ (22,604)	$ 175,819,369	175,731,503	$ 407,461 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	186,976	33,520,860 (a)	—	—	—	33,707,836	33,707,836	550,188	—
				$ 35,610	$ (22,604)	$ 209,527,205		$ 957,649	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 5,884,655,799	$ —	$ —	$ 5,884,655,799
Short-Term Securities
Money Market Funds	209,527,205	—	—	209,527,205
	$ 6,094,183,004	$ —	$ —	$ 6,094,183,004